Discontinued Operations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2005 Savage River [Member]	Dec. 31, 2011 Fifth Annual Contingent Payment [Member]	Nov. 30, 2011 Fifth Annual Contingent Payment [Member]	Dec. 31, 2010 Fifth Annual Contingent Payment [Member]	Dec. 31, 2011 To Date [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of Savage River Iron Ore Project		$ 6,442	$ 21,500			$ 6,400	$ 144,400
Remaining balance of the fifth annual contingent payment	13,000	22,105		13,000		22,100
Out-of-court settlement					13,000
Loss (income) from discontinued operations	$ (9,105)	$ 6,585		$ 9,100